Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2015
Registrant Name	dei_EntityRegistrantName	Calvert Management Series
Central Index Key	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Calvert Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000743773_SupplementTextBlock
SUPPLEMENT TO
CALVERT TAX-FREE BOND FUND
Calvert Tax-Free Bond Fund Prospectus
dated April 30, 2014
Date of Supplement: January 30, 2015
Effective February 2, 2015, Calvert Tax-Free Bond Fund (the “Fund”) will no longer impose a fee of 2.00% on shares redeemed within 30 days of purchase (the “Redemption Fee”). Accordingly, all references to the Redemption Fee in the Fund’s Prospectus are deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	Calvert Tax-Free Bond Fund
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)